FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jan. 31, 2019
FINANCIAL RISK MANAGEMENT [abstract]
Schedule of liquidity risk
	Carrying	Contractual				More than
	amount	cash flows	Under 1 year	1-3 years	3-5 years	5 years
As at January 31, 2019
Trade and other payables	$4,981,116	$4,981,116	$4,981,116	$-	$-	$-
Lease payments	7,907,965	8,243,168	2,092,692	6,150,476	-	-
Convertible debt	12,005,483	15,858,837	175,000	15,683,837	-	-
Consideration payable	1,375,268	1,375,268	1,375,268	-	-	-
Notes and other borrowings	30,000,000	30,000,000	21,000,000	9,000,000	-	-
Total	$56,269,832	$60,458,389	$29,624,076	$30,834,313	$-	$-